SHAREHOLDERS' DEFICIT - Warrants Outstanding (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	194,974	194,974	206,000	197,000
Convertible Debt
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	8,645
Centurion debenture
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	13,750
Other warrants
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	9,000
Roth Capital
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding			9,000
December 2020 equity financing
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants outstanding	163,579